COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

In connection with the IPO, the Company entered into a registration rights agreement with the holders of the Founder Shares, EBC Founder Shares, Private Placement Units and any Units that may be issued upon conversion of working capital loans (and the underlying securities), pursuant to which such holders are entitled to registration rights requiring the Company to register such securities for resale.

The holders are entitled to make up to three demand registrations (excluding “short-form” registration demands). In addition, the holders have “piggyback” registration rights with respect to registration statements filed following the completion of a Business Combination and the right to require the Company to register such securities for resale pursuant to Rule 415 under the Securities Act. However, the Company is not required to effect or permit any registration statement to become effective until the applicable securities are released from their lock-up restrictions.

In compliance with FINRA Rule 5110(g)(8), the registration rights granted to EBC are limited to demand and piggyback rights for periods of five and seven years, respectively, from the commencement of sales in the IPO, and EBC may only exercise its demand rights on one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 900,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. The underwriters did not exercise the over-allotment option and delivered an over-allotment termination letter dated October 27, 2025.

The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $1,200,000 in the aggregate, which was paid at the closing of the IPO. The cash underwriting discount is included in offering costs (see Note 3).

Business Combination Marketing Agreement

The Company engaged EBC to provide advisory services in connection with the Company’s initial Business Combination, including assisting with shareholder meetings and communications, introducing the Company to potential investors, supporting the shareholder approval process, and assisting with press releases and certain public filings related to the Business Combination.

Upon consummation of the Company’s initial Business Combination, the Company is obligated to pay EBC a success fee equal to 3.5% of the gross proceeds of the IPO (or $2,100,000), consisting of (i) 1.5% payable in cash (or $900,000) and (ii) 2.0% payable, at the Company’s option, in a convertible note with customary terms that is convertible into ordinary shares six months after consummation (or $1,200,000). If the Company does not complete an initial Business Combination, no success fee will be due. In addition, if the Company consummates its initial Business Combination with a target introduced by EBC, the Company will pay EBC a finder’s fee equal to 1.0% of the consideration issued to such target.

Because these fees are contingent upon consummation of an initial Business Combination, no liability was recorded as of June 30, 2026 or December 31, 2025. The Company will evaluate recognition under ASC 450 as facts and circumstances change, including whether the consummation of an initial Business Combination becomes probable and the amounts are reasonably estimable.

Risks and Uncertainties

The Company’s ability to consummate an initial Business Combination may be adversely affected by volatility in credit and capital markets, inflation, supply chain disruptions, geopolitical instability and related sanctions or governmental actions.

These factors could adversely affect the Company’s search for and consummation of an initial Business Combination and the operations of a target business. The unaudited consolidated financial statements do not include adjustments that might result from the outcome of these uncertainties.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Registration Rights

In connection with the IPO, the Company entered into a registration rights agreement with the holders of the Founder Shares, EBC Founder Shares, Private Placement Units and any Units that may be issued upon conversion of working capital loans (and the underlying securities), pursuant to which such holders are entitled to registration rights requiring the Company to register such securities for resale.

The holders are entitled to make up to three demand registrations (excluding “short-form” registration demands). In addition, the holders have “piggyback” registration rights with respect to registration statements filed following the completion of a Business Combination and the right to require the Company to register such securities for resale pursuant to Rule 415 under the Securities Act. However, the Company is not required to effect or permit any registration statement to become effective until the applicable securities are released from their lock-up restrictions.

In compliance with FINRA Rule 5110(g)(8), the registration rights granted to EBC are limited to demand and piggyback rights for periods of five and seven years, respectively, from the commencement of sales in the IPO, and EBC may only exercise its demand rights on one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 900,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

The underwriters did not exercise the over-allotment option and delivered an over-allotment termination letter dated October 27, 2025. The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $1,200,000 in the aggregate, which was paid at the closing of the IPO. The cash underwriting discount is included in offering costs (see Note 3).

Business Combination Marketing Agreement

The Company engaged EBC to provide advisory services in connection with the Company’s initial Business Combination, including assisting with shareholder meetings and communications, introducing the Company to potential investors, supporting the shareholder approval process, and assisting with press releases and certain public filings related to the Business Combination. Upon consummation of the Company’s initial Business Combination, the Company is obligated to pay EBC a success fee equal to 3.5% of the gross proceeds of the IPO (or $2,100,000), consisting of (i) 1.5% payable in cash (or $900,000) and (ii) 2.0% payable, at the Company’s option, in a convertible note with customary terms that is convertible into ordinary shares six months after consummation (or $1,200,000).

If the Company does not complete an initial Business Combination, no success fee will be due. In addition, if the Company consummates its initial Business Combination with a target introduced by EBC, the Company will pay EBC a finder’s fee equal to 1.0% of the consideration issued to such target.

Because these amounts are contingent upon the consummation of an initial Business Combination, the Company has not recorded a liability for these fees as of December 31, 2025 and 2024. The Company will evaluate recognition under ASC 450 as facts and circumstances change, including whether the consummation of an initial Business Combination becomes probable and the amounts are reasonably estimable.

Risks and Uncertainties

The Company’s search for an initial Business Combination may be adversely affected by global economic conditions, including volatility in credit and capital markets, inflationary pressures, supply chain disruptions, and heightened geopolitical instability (including conflicts in Eastern Europe and the Middle East) and related sanctions or other governmental actions.

Any of these factors, or other negative impacts on the global economy or capital markets, could adversely affect the Company’s ability to consummate an initial Business Combination and the operations of any target business with which the Company may ultimately consummate a Business Combination. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Goodvision Inc [Member]
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 14. Commitments and Contingencies

As of June 30, 2026, the Company had $1,900,000 in short-term loans payable from related parties, as described in Note 8. These loans mature within the next twelve months and represent the Company’s primary contractual commitments. On July 30, 2026, GV Assets and Waterdrip entered into conversion and mutual release agreements pursuant to which a substantial portion of the loans would be converted into equity of the surviving public company upon consummation of the Business Combination (see Note 16); if the Business Combination Agreement is terminated, the loans would remain outstanding in accordance with their terms.

On May 20, 2026, the Company entered into a convertible promissory note with Xiaoma Edu Limited in the principal amount of $1,000,000, bearing interest at 6% per annum compounded annually. The note is convertible, at the holder’s election, into Class A ordinary shares of the surviving public company at a conversion price of $10.00 per share, contingent upon the volume-weighted average price of such shares equaling or exceeding $12.50 per share. No proceeds had been received under the note as of June 30, 2026, or as of the date these condensed consolidated financial statements were available to be issued; accordingly, no related asset, liability, or interest expense has been recorded in the accompanying condensed consolidated financial statements.

The Company is not a party to any material legal proceedings, and management is not aware of any pending or threatened claims that would be expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

10.	Commitments and Contingencies

The Company is not subject to any material commitments or contingencies as of September 30, 2025 and 2024. The Company is not a party to any material legal proceedings, and management is not aware of any pending or threatened claims or assessments that, if asserted, would have a material adverse effect on the Company’s financial position, results of operations, or cash flows.